STOCKHOLDERS' EQUITY (Details Textual)	3 Months Ended
Sep. 30, 2015 USD ($) shares
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares	300,000
Stock Issued During Period, Value, Issued for Services	$ 186,000